united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

SWAN DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares				Fair Value
	EXCHANGE-TRADED FUNDS - 94.1%
	EQUITY FUNDS - 94.1%
3,260,027	Consumer Discretionary Select Sector SPDR Fund ^			$ 293,663,232
5,386,305	Consumer Staples Select Sector SPDR Fund ^			290,752,744
4,373,995	Energy Select Sector SPDR Fund ^			299,531,177
10,131,974	Financial Select Sector SPDR Fund ^			262,012,848
3,870,570	Health Care Select Sector SPDR Fund ^			316,341,686
4,414,767	Industrial Select Sector SPDR Fund ^			313,448,457
5,516,101	Materials Select Sector SPDR Fund ^ #			313,314,537
1,727,250	Real Estate Select Sector SPDR Fund ^			55,686,540
5,326,742	Technology Select Sector SPDR Fund ^			314,810,452
5,649,058	Utilities Select Sector SPDR Fund ^			299,682,527
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,322,659,105)			2,759,244,200

Contracts *		Counterparty	Notional Value
	PURCHASED OPTIONS - 4.0%
	PURCHASED CALL OPTIONS - 0.8%
3,703	S&P 500 Index, Exipration December 2017, Exercise Price $2,500 +	Goldman Sachs	$ 925,750,000	21,866,215
3,703	S&P 500 Index, Exipration December 2017, Exercise Price $2,700 +	Goldman Sachs	999,810,000	638,768
	TOTAL CALL OPTIONS PURCHASED (Cost - $15,634,495)		1,925,560,000	22,504,983

	PURCHASED PUT OPTIONS - 3.2%
2,014	S&P 500 Index, Exipration October 2017, Exercise Price $2,420 +	Goldman Sachs	487,388,000	80,560
2,014	S&P 500 Index, Exipration October 2017, Exercise Price $2,500 +	Goldman Sachs	503,500,000	634,410
63	S&P 500 Index, Exipration December 2018, Exercise Price $2,125 +	Goldman Sachs	13,387,500	360,045
130	S&P 500 Index, Exipration December 2018, Exercise Price $2,150 +	Goldman Sachs	27,950,000	792,350
8,663	S&P 500 Index, Exipration December 2018, Exercise Price $2,250 +	Goldman Sachs	1,949,175,000	68,091,180
275	S&P 500 Index, Exipration December 2018, Exercise Price $2,275 +	Goldman Sachs	62,562,500	2,301,750
39	S&P 500 Index, Exipration December 2018, Exercise Price $2,300 +	Goldman Sachs	8,970,000	347,685
193	S&P 500 Index, Exipration December 2018, Exercise Price $2,325 +	Goldman Sachs	44,872,500	1,831,570
463	S&P 500 Index, Exipration December 2018, Exercise Price $2,350 +	Goldman Sachs	108,805,000	4,678,615
184	S&P 500 Index, Exipration December 2018, Exercise Price $2,375 +	Goldman Sachs	43,700,000	1,980,760
46	S&P 500 Index, Exipration December 2018, Exercise Price $2,400 +	Goldman Sachs	11,040,000	526,930
472	S&P 500 Index, Exipration December 2018, Exercise Price $2,425 +	Goldman Sachs	114,460,000	5,758,400
430	S&P 500 Index, Exipration December 2018, Exercise Price $2,450 +	Goldman Sachs	105,350,000	5,585,700
142	S&P 500 Index, Exipration December 2018, Exercise Price $2,475 +	Goldman Sachs	35,145,000	1,968,120
37	S&P 500 Index, Exipration December 2018, Exercise Price $2,500 +	Goldman Sachs	9,250,000	544,455
	TOTAL PUT OPTIONS PURCHASED (Cost - $241,396,819)		3,525,555,500	95,482,530

	TOTAL PURCHASED OPTIONS (Cost - $257,031,314)		5,451,115,500	117,987,513

Shares
	SHORT-TERM INVESTMENTS - 2.6%
	MONEY MARKET FUND - 2.6%
74,809,590	Dreyfus Treasury Cash Management - Institutional Class, 0.89% ^ **			74,809,590
	TOTAL SHORT TERM INVESTMENTS (Cost - $74,809,590)

	TOTAL INVESTMENTS - 100.7% (Cost - $2,654,500,009)(a)			$ 2,952,041,303
	CALL OPTIONS WRITTEN - (0.3) % (Premiums received - $9,249,720) (a)			(7,702,240)
	PUT OPTIONS WRITTEN - (0.0) % (Premiums received - $3,826,418) (a)			(342,380)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4) %			(12,213,001)
	NET ASSETS - 100.0%			$ 2,931,783,682

Contracts *		Counterparty	Notional Value
	OPTIONS WRITTEN - (0.3) %
	CALL OPTIONS WRITTEN - (0.3) %
7,406	S&P 500 Index, Exipration December 2017, Exercise Price $2,600 +	Goldman Sachs	$ 1,925,560,000	$ 7,702,240
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $9,249,720)

	PUT OPTIONS WRITTEN - (0.0) %
4,028	S&P 500 Index, Exipration October 2017, Exercise Price $2,460 +	Goldman Sachs	990,888,000	342,380
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $3,826,418)

	TOTAL OPTIONS WRITTEN (Premiums received - $13,076,138)		$ 2,916,448,000	$ 8,044,620

SPDR - Standard & Poor's Depositary Receipts
^ All or a portion of the security is held as collateral for written call and put options.
# Affiliated issuer.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options purchased and options written is $2,558,985,179 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:			$ 455,212,289
	Unrealized depreciation:			(70,200,785)
	Net unrealized appreciation			$ 385,011,504

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares				Fair Value
	EXCHANGE-TRADED FUNDS - 90.5%
	EQUITY FUND - 90.5%
877,852	iShares MSCI Emerging Markets ETF ^			$ 39,336,548
	TOTAL EXCHANGE TRADED FUNDS (Cost - $33,283,846)

Contracts *		Counterparty	Notional Value
	PURCHASED OPTIONS - 6.7%
	PURCHASED PUT OPTIONS - 6.7%
359	iShares MSCI Emerging Markets ETF, Expiration January 2019, Exercise Price $34 +	Goldman Sachs	$ 1,220,600	42,182
238	iShares MSCI Emerging Markets ETF, Expiration January 2019, Exercise Price $35 +	Goldman Sachs	833,000	31,892
179	iShares MSCI Emerging Markets ETF, Expiration January 2019, Exercise Price $37 +	Goldman Sachs	662,300	30,430
173	iShares MSCI Emerging Markets ETF, Expiration January 2019, Exercise Price $38 +	Goldman Sachs	657,400	32,870
57	iShares MSCI Emerging Markets ETF, Expiration January 2019, Exercise Price $39 +	Goldman Sachs	222,300	12,198
286	iShares MSCI Emerging Markets ETF, Expiration January 2019, Exercise Price $40 +	Goldman Sachs	1,144,000	69,498
2,490	iShares MSCI Emerging Markets ETF, Expiration January 2019, Exercise Price $41 +	Goldman Sachs	10,209,000	669,810
43	iShares MSCI Emerging Markets ETF, Expiration January 2019, Exercise Price $42 +	Goldman Sachs	180,600	13,330
2,846	iShares MSCI Emerging Markets ETF, Expiration January 2019, Exercise Price $44 +	Goldman Sachs	12,522,400	1,095,710
2,108	iShares MSCI Emerging Markets ETF, Expiration January 2019, Exercise Price $45 +	Goldman Sachs	9,486,000	906,440
30	S&P 500 Index, Exipration October 2017, Exercise Price $2,420 +	Goldman Sachs	7,260,000	1,200
30	S&P 500 Index, Exipration October 2017, Exercise Price $2,500 +	Goldman Sachs	7,500,000	9,450
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,807,778)		51,897,600	2,915,010

Shares
	SHORT-TERM INVESTMENTS - 3.9%
	MONEY MARKET FUND - 3.9%
1,709,729	Dreyfus Treasury Cash Management - Institutional Class, 0.89% **			1,709,729
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,709,729)

	TOTAL INVESTMENTS - 101.1% (Cost - $38,801,353)(a)			$ 43,961,287
	CALL OPTIONS WRITTEN - (0.3) % (Premiums received - $207,579) (a)			(121,688)
	PUT OPTIONS WRITTEN - (0.7) % (Premiums received - $428,327) (a)			(309,320)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %			(43,143)
	NET ASSETS - 100.0%			$ 43,487,136

Contracts *		Counterparty	Notional Value
	OPTIONS WRITTEN - (1.0) %
	CALL OPTIONS WRITTEN - (0.3) %
8,692	iShares MSCI Emerging Markets ETF, Expiration December 2017, Exercise Price $48.50 +	Goldman Sachs	$ 42,156,200	$ 121,688
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $207,579)

	PUT OPTIONS WRITTEN - (0.7) %
8,692	iShares MSCI Emerging Markets ETF, Expiration December 2017, Exercise Price $41.00 +	Goldman Sachs	35,637,200	304,220
60	S&P 500 Index, Exipration October 2017, Exercise Price $2,460 +	Goldman Sachs	14,760,000	5,100
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $428,327)		50,397,200	309,320

	TOTAL OPTIONS WRITTEN (Premiums received - $635,906)		$ 92,553,400	$ 431,008

MSCI - Morgan Stanley Capital International
^ All or a portion of the security is held as collateral for written call and put options.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options purchased and options written is $38,355,631 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:			$ 6,295,413
	Unrealized depreciation:			(1,120,765)
		Net unrealized appreciation		$ 5,174,648

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares				Fair Value
	EXCHANGE-TRADED FUNDS - 93.7%
	EQUITY FUND - 93.7%
507,600	iShares MSCI EAFE ETF ^			$ 34,760,448
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $30,192,914)

Contracts *		Counterparty	Notional Value
	PURCHASED OPTIONS - 4.1%
	PURCHASED PUT OPTIONS - 4.1%
1,954	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $56 +	Interactive Brokers	$ 10,942,400	305,801
329	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $57 +	Interactive Brokers	1,875,300	54,285
105	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $59 +	Interactive Brokers	619,500	21,578
89	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $60 +	Interactive Brokers	534,000	20,114
218	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $62 +	Interactive Brokers	1,351,600	59,405
180	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $63 +	Interactive Brokers	1,134,000	53,910
159	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $64 +	Interactive Brokers	1,017,600	52,072
262	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $65 +	Interactive Brokers	1,703,000	93,665
322	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $66 +	Interactive Brokers	2,125,200	129,605
55	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $67 +	Interactive Brokers	368,500	24,062
1,403	iShares MSCI EAFE ETF, Expiration January 2019, Exercise Price $68 +	Interactive Brokers	9,540,400	673,440
25	S&P 500 Index, Exipration October 2017, Exercise Price $2,420 +	Interactive Brokers	6,050,000	1,000
25	S&P 500 Index, Exipration October 2017, Exercise Price $2,500 +	Interactive Brokers	6,250,000	7,875
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,902,793)		43,511,500	1,496,812

Shares
	SHORT-TERM INVESTMENTS - 3.1%
	MONEY MARKET FUND - 3.1%
1,159,568	Dreyfus Treasury Cash Management - Institutional Class, 0.89% **			1,159,568
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,159,568)

	TOTAL INVESTMENTS - 100.9% (Cost - $34,255,275)(a)			$ 37,416,828
	CALL OPTIONS WRITTEN - (0.1) % (Premiums received - $72,545) (a)			(51,700)
	PUT OPTIONS WRITTEN - (0.1) % (Premiums received - $118,136) (a)			(27,750)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7) %			(251,814)
	NET ASSETS - 100.0%			$ 37,085,564

Contracts *		Counterparty	Notional Value
	OPTIONS WRITTEN - (0.2) %
	CALL OPTIONS WRITTEN - (0.1) %
2,350	iShares MSCI EAFE ETF, Expiration November 2017, Exercise Price $70 +	Interactive Brokers	$ 16,450,000	$ 51,700
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $72,545)		16,450,000	51,700

	PUT OPTIONS WRITTEN - (0.1) %
2,350	iShares MSCI EAFE ETF, Expiration November 2017, Exercise Price $63 +	Interactive Brokers	14,805,000	23,500
50	S&P 500 Index, Exipration October 2017, Exercise Price $2,460 +	Interactive Brokers	12,300,000	4,250
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $118,136)		27,105,000	27,750

	TOTAL OPTIONS WRITTEN (Premiums received - $190,681)		$ 43,555,000	$ 79,450

EAFE - Europe, Australasia and Far East
MSCI - Morgan Stanley Capital International
^ All or a portion of the security is held as collateral for written call and put options.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options purchased and options written is $34,064,637 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ 4,676,822
			Unrealized depreciation:	(1,404,081)
			Net unrealized appreciation	$ 3,272,741

SWAN DEFINED RISK U.S. SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

Shares				Fair Value
	EXCHANGE-TRADED FUNDS - 94.0%
	EQUITY FUND - 94.0%
200,000	iShares Russell 2000 ETF ^			$ 29,636,000
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $25,326,477)

Contracts *		Counterparty	Notional Value
	PURCHASED OPTIONS - 4.0%
	PURCHASED PUT OPTIONS - 4.0%
7	Russell 2000 Index, Expiration December 2018, Exercise Price $1,200 +	Interactive Brokers	$ 840,000	23,135
24	Russell 2000 Index, Expiration December 2018, Exercise Price $1,250 +	Interactive Brokers	3,000,000	98,880
4	Russell 2000 Index, Expiration December 2018, Exercise Price $1,300 +	Interactive Brokers	520,000	20,460
129	Russell 2000 Index, Expiration December 2018, Exercise Price $1,350 +	Interactive Brokers	17,415,000	816,570
27	Russell 2000 Index, Expiration December 2018, Exercise Price $1,400 +	Interactive Brokers	3,780,000	210,330
7	Russell 2000 Index, Expiration December 2018, Exercise Price $1,420 +	Interactive Brokers	994,000	59,220
2	Russell 2000 Index, Expiration December 2018, Exercise Price $1,480 +	Interactive Brokers	296,000	21,440
21	S&P 500 Index, Exipration October 2017, Exercise Price $2,420 +	Interactive Brokers	5,082,000	840
21	S&P 500 Index, Exipration October 2017, Exercise Price $2,500 +	Interactive Brokers	5,250,000	6,615
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,997,440)		37,177,000	1,257,490

Shares
	SHORT-TERM INVESTMENTS - 3.6%
	MONEY MARKET FUND - 3.6%
1,126,109	Dreyfus Treasury Cash Management - Institutional Class, 0.89% **			1,126,109
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,126,109)

	TOTAL INVESTMENTS - 101.6% (Cost - $29,450,026)(a)			$ 32,019,599
	CALL OPTIONS WRITTEN - (0.5) % (Premiums received - $50,550) (a)			(156,815)
	PUT OPTIONS WRITTEN - (0.2) % (Premiums received - $108,657) (a)			(45,045)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9) %			(292,483)
	NET ASSETS - 100.0%			$ 31,525,256

Contracts *		Counterparty	Notional Value
	OPTIONS WRITTEN - (0.7) %
	CALL OPTIONS WRITTEN - (0.5) %
79	Russell 2000 Index, Expiration December 2017, Exercise Price $1,530 +	Interactive Brokers	$ 12,087,000	$ 156,815
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $50,550)

	PUT OPTIONS WRITTEN - (0.2) %
79	Russell 2000 Index, Expiration December 2017, Exercise Price $1,310 +	Interactive Brokers	10,349,000	41,475
42	S&P 500 Index, Exipration October 2017, Exercise Price $2,460 +	Interactive Brokers	10,332,000	3,570
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $108,657)		20,681,000	45,045

	TOTAL OPTIONS WRITTEN (Premiums received - $159,207)		$ 32,768,000	$ 201,860

^ All or a portion of the security is held as collateral for written call and put options.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including purchased options and written options is $28,378,740 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:			$ 4,349,635
	Unrealized depreciation:			(910,636)
		Net unrealized appreciation		$ 3,438,999

SWAN FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

SWAN FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2017 in valuing the Funds' investments carried at fair value:

Swan Defined Risk Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,759,244,200	$ -	$ -	$ 2,759,244,200
Purchased Call Options	-	22,504,983	-	22,504,983
Purchased Put Options	-	95,482,530	-	95,482,530
Short Term Investments	74,809,590	-	-	74,809,590
Total	$ 2,834,053,790	$ 117,987,513	$ -	$ 2,952,041,303
Liabilities *
Call Options Written	$ -	$ 7,702,240	$ -	$ 7,702,240
Put Options Written	-	342,380	-	342,380
Total	$ -	$ 8,044,620	$ -	$ 8,044,620

Swan Defined Risk Emerging Markets Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 39,336,548	$ -	$ -	$ 39,336,548
Purchased Put Options	2,904,360	10,650	-	2,915,010
Short Term Investments	1,709,729	-	-	1,709,729
Total	$ 43,950,637	$ 10,650	$ -	$ 43,961,287
Liabilities
Call Options Written	$ 121,688	$ -	$ -	$ 121,688
Put Options Written	304,220	5,100	-	309,320
Total	$ 425,908	$ 5,100	$ -	$ 431,008

Swan Defined Risk Foreign Developed Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 34,760,448	$ -	$ -	$ 34,760,448
Purchased Put Options	1,487,937	8,875	-	1,496,812
Short Term Investments	1,159,568	-	-	1,159,568
Total	$ 37,407,953	$ 8,875	$ -	$ 37,416,828
Liabilities *
Call Options Written	$ 51,700	$ -	$ -	$ 51,700
Put Options Written	23,500	4,250	-	27,750
Total	$ 75,200	$ 4,250	$ -	$ 79,450

SWAN FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2017

Swan Defined Risk U.S. Small Cap Fund Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 29,636,000	$ -	$ -	$ 29,636,000
Purchased Put Options	-	1,257,490	-	1,257,490
Short Term Investments	1,126,109	-	-	1,126,109
Total	$ 30,762,109	$ 1,257,490	$ -	$ 32,019,599
Liabilities *
Call Options Written	$ -	$ 156,815	$ -	$ 156,815
Put Options Written	-	45,045	-	45,045
Total	$ -	$ 201,860	$ -	$ 201,860

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds' Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Options Contracts - Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Unrealized Appreciation/Depreciation on Derivatives
Swan Defined Risk Fund	Equity Contracts
Purchased Options	(139,043,801)
Written Options	5,031,518
Swan Defined Risk Emerging Markets Fund	Equity Contracts
Purchased Options	(892,768)
Written Options	(204,898)
Swan Defined Risk Foreign Developed Fund	Equity Contracts
Purchased Options	(1,405,981)
Written Options	111,231
Swan Defined Risk U.S. Small Cap Fund	Equity Contracts
Purchased Options	(1,739,950)
Written Options	(42,653)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 11/28/2017

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 11/28/2017